Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
14.	INCOME TAXES

Cayman Islands

Under

the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

The VIE and its subsidiaries domiciled in the PRC are subject to 25% statutory income tax rate in the periods presented.

The Enterprise Income Tax Law (the “EIT Law”) of the PRC includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

The Company’s profit before income taxes consist of:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cayman Islands	—	—	6,053,039	880,378
Hong Kong	—	—	5,855,270	851,614
China	—	—	384,098,580	55,864,820

Total profit before income taxes	—	—	396,006,889	57,596,812

The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIE and subsidiaries of the VIE, are as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Current income tax expense	50,151,251	132,155,767	121,777,474	17,711,799
Deferred income tax expense (benefit)	2,863,061	(12,752,767)	(32,694,920)	(4,755,279)

Total income tax expense	53,014,312	119,403,000	89,082,554	12,956,520

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Non-current deferred tax assets
Risk assurance liabilities	65,709,975	84,045,397	12,223,896
Accrued expense	1,931,313	2,048,984	298,012
Provision for credit losses	—	15,607,792	2,270,059
Customer advances	—	9,643,165	1,402,540
Investment gain on Shanghai Autohome consolidation	—	(11,009,130)	(1,601,212)
Unrealized loss for available-for-sale securities	132,899	(141,215)	(20,538)
Net operating loss carry-forward	5,859,860	4,998,202	726,958
Less: valuation allowance	(5,859,860)	(4,998,202)	(726,958)
Non-current deferred tax assets, net	67,774,187	100,194,993	14,572,757

Non-current deferred tax liabilities	—	—	—

The Company had deferred tax assets related to net operating loss carry forwards of RMB19,992,808 (US$2,907,833) from its subsidiaries in China, which can be carried forward to offset taxable income. The net operating loss of these subsidiaries will expire in years 2019 to 2023 if not utilized, respectively.

The Company operates through its subsidiaries, VIE and subsidiaries of the VIE. The valuation allowance is considered on an individual entity basis. The Company records a valuation allowance where, based on all available evidence, it is more likely than not some portion or all of the recorded deferred tax assets will not be realized in future periods.

Reconciliation between the income tax expense computed by applying the PRC tax rate to income before the provision of income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Income before provision of income tax	186,495,374	468,460,432	396,006,889	57,596,812
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	46,623,844	117,115,108	99,001,722	14,399,203
International tax rate differential	—	—	(2,010,958)	(292,482)
Non-deductible expenses	3,951,840	80,537	7,970,647	1,159,283
Research and development super-deduction	—	—	(12,520,141)	(1,820,979)
Non-taxable income	—	(1,213,877)	(2,497,058)	(363,182)
Change in valuation allowance	2,438,628	3,421,232	(861,658)	(125,323)

Income tax expenses	53,014,312	119,403,000	89,082,554	12,956,520

The relevant tax authorities have not conducted tax examinations on PRC entities. In accordance with relevant PRC tax administration laws, the tax for the years ended December 31, 2017 and 2018 of the Company’s PRC subsidiaries, VIE and subsidiaries of the VIE remain subject to tax audits by the relevant tax authorities as of December 31, 2017 and 2018.

Management has asserted to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. The cumulative amount of the temporary differences in respect of investments in foreign subsidiaries is RMB745 million (US$108 million) as of December 31, 2018. Upon repatriation of the foreign subsidiaries and the VIE’s earnings, in the form of dividends or otherwise, the Company would be subject to various PRC income taxes including withholding income tax. The related unrecognized deferred tax liabilities were approximately RMB298 million (US$43 million).

Unrecognized Tax Benefit

As of December 31, 2017 and 2018, the Company concluded that there was no significant impacts from tax uncertainty in its consolidated financial results. The Company does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries. Accordingly, the PRC subsidiaries’ tax years of 2013 through 2018 remain open to examination by the respective tax authorities. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

15.	EARNINGS PER SHARE (“EPS”)

Basic earnings per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. Upon completion of the Company’s IPO on July 26, 2018, all redeemable convertible preferred shares were converted into 169,239,905 Class A ordinary shares. Basic and diluted EPS are the same for each class of ordinary share because they are entitled to the same liquidation and dividend rights.

The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
Basic EPS:	2016		2017		2018
	Ordinary Shares	Series A-2 preferred shares	Ordinary Shares	Series A-2 preferred shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income attributable to Cango Inc’s shareholders	126,696,659	2,209,325	335,165,231	5,844,580	216,674,865	31,514,052	86,017,200	12,510,683
Less: Allocation of net income to participating securities	62,980,843	1,098,254	166,610,461	2,905,338	—	—	—	—

Net income attributable to ordinary shareholders and Series A-2preferred shareholders	63,715,816	1,111,071	168,554,770	2,939,242	216,674,865	31,514,052	86,017,200	12,510,683

Denominator:
Number of shares used for Basic EPS computation (millions of shares)	124.97	2.18	124.97	2.18	199.83	199.83	79.33	79.33

Basic EPS	0.51	0.51	1.35	1.35	1.08	0.16	1.08	0.16

	For the years ended December 31,
Diluted EPS:	2016		2017		2018
	Ordinary Shares	Series A-2 preferred shares	Ordinary Shares	Series A-2 preferred shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income attributable to ordinary shareholders and Series A-2preferred shareholders	63,715,816	1,111,071	168,554,770	2,939,242	217,201,601	31,590,663	85,490,464	12,434,072
Reallocation of net income attributable to participating securities	64,079,097	—	169,515,799	—	—	—	—	—
Reallocation of net income as a result of conversion of Series A-2preferred shares to ordinary shares	1,111,071	—	2,939,242	—	—	—	—	—
Reallocation of net income as a result of conversion of Class B to Class A shares	—	—	—	—	85,490,464	12,434,072	—	—

Net income attributable to ordinary shareholders and Series A-2preferred shareholders for diluted EPS	128,905,984	1,111,071	341,009,811	2,939,242	302,692,065	44,024,735	85,490,464	12,434,072

	For the years ended December 31,
Diluted EPS:	2016		2017		2018
	Ordinary Shares	Series A-2 preferred shares	Ordinary Shares	Series A-2 preferred shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Denominator: (millions of shares)
Number of shares used for basic EPS computation	124.97	2.18	124.97	2.18	199.83	199.83	79.33	79.33
Conversion of Series A-2 preferred shares to ordinary shares	2.18	—	2.18	—	—	—	—	—
Weighted average effect of dilutive securities:
Conversion of Series A-1, A-3 and B preferred shares to ordinary shares	125.68	—	125.68	—	—	—	—	—
Conversion of Class B to Class A ordinary shares	—	—	—	—	79.33	79.33	—	—
Adjustments for dilutive share options	—	—	—	—	1.72	1.72	—	—

Number of shares used for diluted EPS computation	252.83	2.18	252.83	2.18	280.88	280.88	79.33	79.33

Diluted EPS	0.51	0.51	1.35	1.35	1.08	0.16	1.08	0.16

Earnings per share – ADS:
Denominator used for earnings per ADS – basic	63,715,816	1,111,071	168,554,770	2,939,242	99.92	99.92	85,490,464	12,434,072
Denominator used for earnings per ADS – diluted	64,079,097	—	169,515,799	—	140.44	140.44	—	—
Earnings per ADS – basic	1,111,071	—	2,939,242	—	2.17	0.32	—	—
Earnings per ADS – diluted	—	—	—	—	2.16	0.31	—	—